Investment Objectives and Goals	Mar. 27, 2026
Copeland SMID Cap Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: COPELAND SMID CAP DIVIDEND GROWTH FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation and income generation.
Copeland Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: COPELAND DIVIDEND GROWTH FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation and income generation.
Copeland International Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: COPELAND INTERNATIONAL SMALL CAP FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation and income generation.